Other financial assets	12 Months Ended
Dec. 31, 2021
Other financial assets
Other financial assets

9.           Other financial assets

	2021	2020
Assets measured at fair value
Investment Portfolio – Local currency	759,892	474,535
Investment Portfolio – Foreign currency	1,172,718	2,494,124
Assets measured at fair value through other comprehensive income	2,789	732
Hedging instruments(1)	17,449	98,877
Investments in equity securities and trust funds (2)	606,624	—
	2,559,472	3,068,268
Assets measured at amortized cost	375,262	3,391
	2,934,734	3,071,659

Current	1,627,150	2,194,651
Non–current	1,307,584	877,008
	2,934,734	3,071,659
(1)	As of December 31, 2021, corresponds to swap contracts to hedge commodity price risk and forwards contracts to hedge exchange rate risk.
(2)	They include deposits in trusts companies and restricted funds in Brazil, Peru, Chile, and Colombia.

The average return of the investment portfolio in Colombian pesos (local currency) and U.S. dollars (foreign currency) were 2.23% (2020 – 5.6%) and 0.1% (2020 – 2.3%), respectively.

Changes in fair value are recognized in financial results (Note 29).

9.1         Restrictions

As of December 31, 2021, and 2020, there were no investments with restricted use, except some resources of Interconexión Eléctrica S.A. ESP, corresponding to long-term restricted funds in Brazil, Peru, Chile and Colombia, which have an specific destination to investment projects for $138,688.

9.2         Maturity

	2021	2020
Up to 1 year	1,627,150	2,194,651
1 – 2 years	434,372	101,216
2 – 5 years	786,760	573,420
> 5 years	86,452	202,372
	2,934,734	3,071,659

9.3         Fair value

The following is the balance of other financial assets by fair value hierarchy level as of December 31, 2021, and 2020:

	2021	2020
Level 1	834,057	5,273
Level 2	1,139,457	3,062,995
	1,973,514	3,068,268

There were no transfers between hierarchy levels for the years ended December 31, 2021, and 2020.

The securities comprising Ecopetrol Business Group’s portfolio are valued daily according to the instructions issued by the Financial Superintendence of Colombia. To this end, the information provided by authorized entities is used, which includes data from active markets. For cases in which market data is not available, other directly or indirectly observable data is used.

For U.S. dollar–denominated investments, fair value is based on information released by Bloomberg, while for investments denominated in Colombian pesos, fair value is provided by Precia, an entity authorized by the Financial Superintendence of Colombia to provide this service.

Within the investment valuation hierarchy process, other relevant aspects are considered, such as the issuer’s rating, investment rating and the risk analysis of the issuer performed by the Ecopetrol Business Group.

9.4         Credit rating

The following table reflects the credit quality of the issuers of other financial assets:

	2021	2020
AAA	1,158,794	353,939
BB+	954,212	—
F1+	319,253	551,626
B	158,814	—
A-1	119,461	1,107,777
BRC1+	75,068	—
A+	42,821	60,692
A	12,204	21,179
F3	8,990	—
BB	7,412	—
BBB	7,112	—
AA+	6,075	5,332
BBB-	—	758,472
A-3	—	127,861
F1	—	43,839
AA-	—	21,263
AA	—	7,759
Other	64,518	11,920
	2,934,734	3,071,659

See credit risk policy in Note 30.7.